Goodwill and Other Intangible Assets (details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Goodwill by segment
Goodwill	$ 3,584	$ 3,580
Reportable Segments [Member] | Business Insurance [Member]
Goodwill by segment
Goodwill	2,228	2,227
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Goodwill by segment
Goodwill	550	549
Reportable Segments [Member] | Personal Insurance [Member]
Goodwill by segment
Goodwill	780	778
Other [Member]
Goodwill by segment
Goodwill	$ 26	$ 26